SSgA FUNDS

SUPPLEMENT DATED AUGUST 19, 2009
TO
PROSPECTUS DATED DECEMBER 29, 2008
(AS SUPPLEMENTED THROUGH MAY 11, 2009)

Combined Prospectus

This supplement changes fee and expense disclosure in the Prospectus related to the SSgA Tax Free Money Market Fund, SSgA Disciplined Equity Fund, SSgA Small Cap Fund and SSgA IAM SHARES Fund and provides new information that should be read together with the Prospectus.

The following information replaces the expense table  related to the SSgA Tax Free Money Market Fund currently under “Fees and Expenses of the Funds” on Page 34 of the Prospectus:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Tax Free Money Market
Management Fee	.25%
Distribution and Shareholder Service (12b-1) Fees(1), *	.10%
Other Expenses*	.18%
Acquired Fund Fee and Expenses	—
Gross Expenses*	.53%
Less Contractual Management Fee Waivers and Reimbursements	—
Total Annual Expenses After Waivers and Reimbursements*	.53	%(2)

*                                         These expenses are set forth as a percentage of the Fund’s net assets as of June 30, 2009.  In general, such expenses as a percentage of the Fund’s net assets may be expected to fluctuate with changes in the net assets of the Fund and, accordingly, the Fund’s actual expenses may differ from those set forth in the table.

(1) The stated fee includes .03% for the 12b-1 Distribution and .07% for the 12b-1 Shareholder Servicing Fees.

(2) Total annual expenses do not include amounts paid by the Fund after August 31, 2008 to participate in the U.S. Treasury Guarantee Program for the period September 19, 2008 through April 30, 2009, which amounts represent approximately .06% of the average annual net assets of the Fund at June 30, 2009.

The following information replaces the expense table  related to the SSgA Disciplined Equity Fund, the SSgA Small Cap Fund, and the SSgA IAM SHARES Fund currently under “Fees and Expenses of the Funds” on Page 35 of the Prospectus:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Disciplined Equity	Small Cap		IAM SHARES
Management Fee	.25%	.75%		.25%
Distribution and Shareholder Service (12b-1) Fees(1), *	.10%	.25%		.07%
Other Expenses*	.28%	1.71%		.22%
Acquired Fund Fee and Expenses	—	—		—
Gross Expenses*	.63%	2.71%		.54%
Less Contractual Management Fee Waivers and Reimbursements	—	(0.89	)%(2)	— (3)
Total Annual Expenses After Waivers and Reimbursements*	.63%	1.82%		.54%

*                                         These expenses are set forth as a percentage of the Fund’s net assets as of June 30, 2009.  In general, such expenses as a percentage of the Fund’s net assets may be expected to fluctuate with changes in the net assets of the Fund and, accordingly, the Fund’s actual expenses may differ from those set forth in the table.

(1) The stated fee includes the fees paid for 12b-1 Distribution and Shareholder Servicing, respectively, as follows: Disciplined Equity—.06/04%; Small Cap—.17/.08%; and IAM SHARES—.04/.03%.

(2) Includes fee waivers and/or expense reimbursements contractually agreed to by the Advisor through December 31, 2009.

(3) The Advisor has contractually agreed to waive up to the full amount of the Management Fee and to reimburse the IAM SHARES Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees and extraordinary expenses) exceed .65% of average daily net assets on an annual basis until December 31, 2009.

The following information replaces the example related to the SSgA Tax Free Money Market Fund, SSgA Disciplined Equity Fund, SSgA Small Cap Fund and SSgA IAM SHARES Fund currently under “Fees and Expenses of the Funds” on Page 38 of the Prospectus:

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Funds’ operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 year	3 years	5 years	10 years
Tax Free Money Market	$54	$170	$296	$665
Disciplined Equity	$64	$202	$351	$786
Small Cap	$185	$757	$1,356	$2,976
IAM SHARES	$55	$173	$302	$677

The rest of the Prospectus, including the rest of the section entitled “Fees and Expenses of the Funds,” remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

 SSgA FUNDS

SUPPLEMENT DATED AUGUST 19, 2009
TO
PROSPECTUS DATED DECEMBER 29, 2008
(AS SUPPLEMENTED THROUGH APRIL 13, 2009)

SSgA Tax Free Money Market Fund

This supplement changes fee and expense disclosure in the Prospectus related to the SSgA Tax Free Money Market Fund and provides new information that should be read together with the Prospectus.

The following information replaces the expense table under “Fees and Expenses of the Fund” on Page 6 of the Prospectus:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fee	.25%
Distribution and Shareholder Service (12b-1) Fees(1), *	.10%
Other Expenses*	.18%
Acquired Fund Fee and Expenses	—
Gross Expenses*	.53%
Less Contractual Management Fee Waivers and Reimbursements	—
Total Annual Expenses After Waivers and Reimbursements*	.53	%(2)

*                                         These expenses are set forth as a percentage of the Fund’s net assets as of June 30, 2009.  In general, such expenses as a percentage of the Fund’s net assets may be expected to fluctuate with changes in the net assets of the Fund and, accordingly, the Fund’s actual expenses may differ from those set forth in the table.

(1) The stated fee includes .03% for the 12b-1 Distribution and .07% for the 12b-1 Shareholder Servicing Fees.

(2) Total annual expenses do not include amounts paid by the Fund after August 31, 2008 to participate in the U.S. Treasury Guarantee Program for the period September 19, 2008 through April 30, 2009, which amounts represent approximately .02% of the average annual net assets of the Fund at August 31, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$54	$170	$296	$665

The rest of the Prospectus, including the rest of the section entitled “Fees and Expenses of the Fund,” remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS

SUPPLEMENT DATED AUGUST 19, 2009
TO
PROSPECTUS DATED DECEMBER 29, 2008
(AS SUPPLEMENTED THROUGH APRIL 13, 2009)

Money Market Combined Prospectus

This supplement changes fee and expense disclosure in the Prospectus related to the SSgA Tax Free Money Market Fund and provides new information that should be read together with the Prospectus.

The following information replaces the expense table related to the SSgA Tax Free Money Market Fund under “Fees and Expenses of the Funds” on Page 9 of the Prospectus:

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Tax Free Money Market
Management Fee	.25%
Distribution and Shareholder Service (12b-1) Fees(1), *	.10%
Other Expenses*	.18%
Acquired Fund Fee and Expenses	—
Gross Expenses*	.53%
Less Contractual Management Fee Waivers and Reimbursements	—
Total Annual Expenses After Waivers and Reimbursements*	.53	%(2)

*                                         These expenses are set forth as a percentage of the Fund’s net assets as of June 30, 2009.  In general, such expenses as a percentage of the Fund’s net assets may be expected to fluctuate with changes in the net assets of the Fund and, accordingly, the Fund’s actual expenses may differ from those set forth in the table.

(1) The stated fee includes .03% for the 12b-1 Distribution and .07% for the 12b-1 Shareholder Servicing Fees.

(2) Total annual expenses do not include amounts paid by the Fund after August 31, 2008 to participate in the U.S. Treasury Guarantee Program for the period September 19, 2008 through April 30, 2009, which amounts represent approximately .02% of the average annual net assets of the Fund at August 31, 2008.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Funds’ operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 year	3 years	5 years	10 years
Tax Free Money Market	$54	$170	$296	$665

The rest of the Prospectus, including the rest of the section entitled “Fees and Expenses of the Funds,” remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE